UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, August 7, 2003

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Mangers:

      No. 13F File Number	Name

Capital Management Associates FORM 13F 30-Jun-03
Voting Authority Value Shares/ Sh/Put/ InvstmOther
Name of Issuer Title of cCUSIP (x$1000Prn Amt PrnCall DscretManagersSole SharedNone
APACHE CORP. COM 037411105 2755 42353SH Sole 42353
ARROW ELECTRONICS INC. COM 042735100 4647 304900SH Sole 304900
BEAR STEARNS COM 073902108 4657 64300SH Sole 64300
BEMIS COMPANY COM 081437105 5555 118700SH Sole 118700
BRINKER INTERNATIONAL INC COM 109641100 6448 179025SH Sole 179025 CENDANT CORP COM 151313103 7658 418010SH Sole 418010
CNF INC COM 12612w104 4223 166400SH Sole 166400
COMPASS BANCSHARES INC COM 20449h109 6203 178600SH Sole 178600 CONAGRA INC COM 205887102 6603 279800SH Sole 279800
DEERE & CO COM 244199105 5593 122380SH Sole 122380
DEL MONTE FOODS CO. COM 24522p103 7982 902900SH Sole 902900 DENTSPLY INTERNATIONAL INC COM 249030107 6107 149100SH Sole 149100 ENSCO INTERNATIONAL INC COM 26874Q100 2593 96400SH Sole 96400 FIDELITY NATIONAL FINL INC COM 316326107 6175 200737SH Sole 200737 FLEXTRONICS INTL LTD COM Y2573F102 6131 587800SH Sole 587800 FLOWERS FOODS INC. COM 343498101 22299 1128507SH Sole 1128507
IVAX CORP COM 465823102 6345 355475SH Sole 355475
KIMBERLY CLARK CORP COM 494368103 574 11000SH Sole 11000
KLA-TENCOR CORP COM 482480100 5752 123800SH Sole 123800 L-3
COMMUNICATIONS HLDGS INC. COM 502424104 5580 128300SH Sole 128300 LAMAR ADVERTISING CO COM 512815101 5201 146500SH Sole 146500 LINCOLN NATIONAL CORP COM 534187109 6016 168850SH Sole 168850 MCCORMICK & CO-NON VTG SHRS COM 579780206 6248 229700SH Sole 229700 NABORS INDUSTRIES LTD. COM G6359F103 2623 66350SH Sole 66350
OFFICE DEPOT COM 676220106 5606 386350SH Sole 386350
OXFORD HEALTH PLANS INC COM 691471106 6800 161800SH Sole 161800 PARKER HANNIFIN CORP COM 701094104 5862 139600SH Sole 139600 ROCKWELL INTL CORP NEW COM 773903109 5922 248400SH Sole 248400 SCANA CORP COM 80589m102 5876 171400SH Sole 171400
SENSIENT TECHNOLOGIES CORP COM 81725t100 6361 276700SH Sole 276700 SOUTHWEST AIRLINES COM 844741108 5920 344207SH Sole 344207 WEYERHAEUSER CO. COM 962166104 5448 100880SH Sole 100880
ZIONS BANCORPORATION COM 989701107 5536 109400SH Sole 109400